Income Taxes - Schedule of Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	$ 254,624	$ 353,215
Federal loss carryforwards	49,821	62,010
State loss carryforwards	7,225	$ 19,801
Expiring 2028-2033
Tax Credit Carryforward [Line Items]
Federal loss carryforwards	49,821
Expiring 2019-2023
Tax Credit Carryforward [Line Items]
State loss carryforwards	166
Expiring 2024-2035
Tax Credit Carryforward [Line Items]
State loss carryforwards	7,059
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	49,800
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Deferred tax assets after valuation allowance	$ 7,200